Business Combinations - Additional Information (Details)								1 Months Ended	5 Months Ended	12 Months Ended
	Dec. 06, 2021 USD ($) Subsidiary	May 08, 2020	Feb. 05, 2020 USD ($)	Sep. 23, 2019 USD ($)	May 28, 2019 USD ($)	Apr. 03, 2019 USD ($)	Jan. 04, 2019 USD ($) shares	Nov. 30, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)		Dec. 31, 2019 USD ($)	Dec. 20, 2021 USD ($)	Sep. 14, 2021 USD ($)	Mar. 16, 2021	Sep. 30, 2020 USD ($) shares	Aug. 02, 2019 USD ($) shares
Disclosure Of Business Combinations [Line Items]
Deferred tax									$ 5,324,000	$ 13,334,000	$ 13,556,000	[1]	$ 5,324,000
Goodwill										$ 382,285,000	356,521,000
Luxclusif
Disclosure Of Business Combinations [Line Items]
Percent of ordinary share acquired	100.00%
Number of fully owned subsidiaries | Subsidiary	4
Total consideration transferred	$ 26,800,000
Cash	7,800,000
Deferred cash	5,900,000
Value of ordinary shares issued or issuable	13,100,000
Amortization period of developed costs										3 years
Amortization period of customer relationships										5 years
Acquisition-related costs										$ 1,500,000
Deferred payments	135,000
Goodwill	$ 3,863,000
Allure US
Disclosure Of Business Combinations [Line Items]
Percent of ordinary share acquired														100.00%
Allure
Disclosure Of Business Combinations [Line Items]
Total consideration transferred														$ 21,703,000
Cash														15,858,000
Value of ordinary shares issued or issuable														4,380,000
Amortization period of developed costs										3 years
Acquisition-related costs										$ 600,000
Deferred payments														1,465,000
Contingent consideration														0
Goodwill														$ 21,069,000
JBUX
Disclosure Of Business Combinations [Line Items]
Percent of ordinary share acquired															100.00%
Total consideration transferred															$ 4,000,000
Cash															4,000,000
Acquisition-related costs										700,000
Goodwill															$ 2,074,000
JBUX Previous Owners
Disclosure Of Business Combinations [Line Items]
Percent of ordinary share acquired															100.00%
Alanui
Disclosure Of Business Combinations [Line Items]
Percent of ordinary share acquired																53.00%
Ambush Inc.
Disclosure Of Business Combinations [Line Items]
Percent of ordinary share acquired			70.00%
Total consideration transferred			$ 12,142,000
Cash			12,142,000
Acquisition-related costs			700,000
Goodwill			$ 10,674,000
Stadium Goods
Disclosure Of Business Combinations [Line Items]
Percent of ordinary share acquired							100.00%
Total consideration transferred							$ 178,800,000
Cash							150,200,000
Value of ordinary shares issued or issuable							80,700,000
Acquisition-related costs													4,000,000.0
Total consideration including amount transferrable in the future							230,900,000
Share consideration that does not satisfy IFRS 3 definition of consideration							$ 52,100,000
Service condition term							4 years
Ordinary shares issued							$ 28,600,000
Deferred tax							0			0
Goodwill							73,653,000
Stadium Goods | Merger Reserve
Disclosure Of Business Combinations [Line Items]
Acquisition-related costs													1,500,000
Stadium Goods | Selling, General and Administrative Expenses
Disclosure Of Business Combinations [Line Items]
Acquisition-related costs													2,500,000
Stadium Goods | In accordance with IFRS 3
Disclosure Of Business Combinations [Line Items]
Total consideration transferred							178,800,000
Cash							150,200,000
Ordinary shares issued							$ 28,600,000
Stadium Goods | Class A Ordinary Shares
Disclosure Of Business Combinations [Line Items]
Number of ordinary shares issued or issuable | shares							4,641,554
Toplife
Disclosure Of Business Combinations [Line Items]
Percent of ordinary share acquired					100.00%
Total consideration transferred					$ 48,503,000
Cash					48,503,000
Acquisition-related costs													700,000
Cash or cash equivalents acquired					0
Goodwill					$ 40,902,000
Toplife | Level 1 Access
Disclosure Of Business Combinations [Line Items]
Amortization period of intangible assets					4 years
Impairment of intangible assets								$ 5,800,000
Curiosity China
Disclosure Of Business Combinations [Line Items]
Percent of ordinary share acquired						78.00%
Total consideration transferred						$ 9,000,000
Cash						$ 9,000,000
Acquisition-related costs													400,000
Percentage of outstanding shares, that was not initially acquired						22.00%
Call option liabilities						$ 4,300,000
Revaluation loss of present value of call option											900,000		1,600,000
Carrying value related to remaining non-controlling interest classified as put and call option liability and trade and other payable										5,700,000	6,900,000
Goodwill						$ 3,039,000				$ 3,039,000	$ 3,039,000
Curiosity China | Farfetch China (HK Holdings) Limited
Disclosure Of Business Combinations [Line Items]
Percentage of outstanding shares transferred		3.00%
Percentage of non-controlling interest		19.00%				22.00%
Curiosity China | Customer Relationships
Disclosure Of Business Combinations [Line Items]
Amortization period of intangible assets other than goodwill										10 years
Curiosity China | Backlog
Disclosure Of Business Combinations [Line Items]
Amortization period of intangible assets other than goodwill										2 years
Curiosity China | Technology
Disclosure Of Business Combinations [Line Items]
Amortization period of intangible assets other than goodwill										10 years
New Guards
Disclosure Of Business Combinations [Line Items]
Percent of ordinary share acquired																		100.00%
Total consideration transferred																		$ 708,899,000
Cash																		358,910,000
Value of ordinary shares issued or issuable																		$ 345,200,000
Acquisition-related costs													4,100,000
Number of ordinary shares issued or issuable | shares																		3,554,855
Ordinary shares issued																		$ 280,705,000
Total consideration transferred gross																		704,100,000
Goodwill																		$ 192,831,000
Revaluation loss of fair value of shares issued as part of consideration paid				$ 21,500,000
Revenue of acquiree since acquisition date									183,000,000.0
Profit (loss) of acquiree since acquisition date									$ 23,100,000
New Guards | Merger Reserve
Disclosure Of Business Combinations [Line Items]
Acquisition-related costs													2,000,000.0
New Guards | Selling, General and Administrative Expenses
Disclosure Of Business Combinations [Line Items]
Acquisition-related costs													$ 2,100,000
New Guards | Class A Ordinary Shares
Disclosure Of Business Combinations [Line Items]
Value of ordinary shares issued or issuable																	$ 4,800,000
Number of ordinary shares issued or issuable | shares																	181,870	17,710,526
Goodwill																	$ 4,800,000

[1]	Refer to Note 2, Significant accounting policies, for detail on the revision of prior year comparatives.